Income Taxes - Narrative (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	CAD 1,295,000,000	CAD 1,448,000,000
Unused tax losses for which a deferred tax asset has not been recognised	511,000,000	429,000,000
Capital tax losses for which no deferred tax asset recognised	100,000,000	100,000,000
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	CAD 5,611,000,000	CAD 6,114,000,000
Applicable tax rate	26.75%	26.80%
Provisional tax benefit relating to revaluation of deferred tax balances	CAD 53,000,000
One-time deemed repatriation charge	46,000,000
Withholding taxes on distributions from foreign subsidiaries	CAD 26,000,000
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	CAD 26,000,000	CAD 0
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	449,000,000	438,000,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	176,000,000	193,000,000
Asia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Benefit related to investments in joint ventures	16,000,000	20,000,000
Unused tax credits | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,000,000	166,000,000
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	2,662,000,000	2,415,000,000
Deferred tax assets	543,000,000	513,000,000
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	CAD 6,000,000	CAD 0